SHORT-TERM BANK CREDIT AND CURRENT MATURITIES OF LONG-TERM LOANS FROM BANKS, SHAREHOLDERS AND OTHERS (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 In USD [Member] USD ($)	Dec. 31, 2011 In USD [Member] USD ($)	Dec. 31, 2012 In USD [Member] Minimum [Member] Short-term Debt [Member]	Dec. 31, 2011 In USD [Member] Minimum [Member] Short-term Debt [Member]	Dec. 31, 2012 In USD [Member] Maximum [Member] Short-term Debt [Member]	Dec. 31, 2011 In USD [Member] Maximum [Member] Short-term Debt [Member]	Dec. 31, 2012 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2011 In Or Linked To Dollars [Member] USD ($)	Dec. 31, 2012 In Or Linked To Dollars [Member] Short-term Debt [Member]	Dec. 31, 2011 In Or Linked To Dollars [Member] Short-term Debt [Member]	Dec. 31, 2012 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2011 In Or Linked To Dollars [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] ILS	Dec. 31, 2011 In NIS linked to CPI [Member] ILS	Dec. 31, 2012 In NIS linked to CPI [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2011 In NIS linked to CPI [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS linked to CPI [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2011 In NIS linked to CPI [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS [Member] ILS	Dec. 31, 2011 In NIS [Member] ILS	Dec. 31, 2012 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2011 In NIS [Member] Debt With Variable Interest Rate [Member] ILS	Dec. 31, 2012 In NIS [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2011 In NIS [Member] Minimum [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS [Member] Minimum [Member] Debt With Variable Interest Rate [Member]	Dec. 31, 2012 In NIS [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2011 In NIS [Member] Maximum [Member] Long-term Debt [Member]	Dec. 31, 2012 In NIS [Member] Maximum [Member] Debt With Variable Interest Rate [Member]	Dec. 31, 2012 In EURO [Member] USD ($)	Dec. 31, 2012 In EURO [Member] Minimum [Member]	Dec. 31, 2011 In EURO [Member] Minimum [Member]	Dec. 31, 2012 In EURO [Member] Maximum [Member]	Dec. 31, 2011 In EURO [Member] Maximum [Member]	Dec. 31, 2011 In Other Currencies [Member] USD ($)
Interest rate					3.00%	3.00%	4.00%	4.00%							4.00%	4.00%	2.10%	2.10%	5.48%	5.48%					5.45%	4.00%		7.39%	7.39%			2.00%	2.00%	16.00%	16.00%
Percentage over LIBOR											4.25%	4.25%	2.00%	2.00%
Percentage over Prime																								0.95%			0.90%			1.40%
Short-term bank credit	$ 2,086	$ 2,401	$ 1,566	$ 1,901					$ 500	$ 500																					$ 20
Current maturities of long-term loans from banks	9,043	10,807							800	800					488	2,610					4,371	6,054	3,384	1,343
Total current debt	11,129	13,208
Unutilized credit lines	$ 6,485	$ 4,207